Rule 497(e)

File Nos. 33-49552
811-6740

CITIFUNDS INSTITUTIONAL TRUST
SMASh Series M Fund
SMASh Series C Fund
SMASh Series EC Fund
SMASh Series MEC Fund

Supplement dated December 22, 2006
to the Prospectus of SMASh Series M Fund, SMASh Series C Fund, SMASh Series EC Fund and
SMASh Series MEC Fund
dated December 22, 2006

      The following information supplements and supersedes any contrary information relating to SMASh Series MEC Fund contained in the funds’ Prospectus dated December 22, 2006. As of December 22, 2006, shares of SMASh Series MEC Fund are not being offered for purchase or exchange.